                                   MUNICIPAL
                            MONEY MARKET [BAR LOGO]
                                     FUND

                    [Pictures of People Working & Playing]

         From Our Family to Yours: The Intelligent Creation of Wealth

                               SEMIANNUAL REPORT
                    (Unaudited) and Investment Performance
                        Review for the Six Months Ended
                               February 28, 1999

                                [HERITAGE LOGO]

                                                                  April 12, 1999

Dear Fellow Shareholders:

     It is my pleasure to provide you with the semiannual report for the Heritage Cash Trust - Municipal Money Market Fund (the "Fund") for the six month period from September 1, 1998 through February 28, 1999. After remaining reasonably stable over the prior twelve months, the seven day effective yield for your Fund declined from 2.70% on August 31, 1998 to 2.38% on February 28, 1999. Rates on most short-term investments trended lower over this period as a result of the actions taken last fall by the Federal Reserve Board (the "Fed") to reduce short-term rates to help prevent a slowdown in our economy.

     The Fed's action seems to have had the desired effect of forestalling an economic downturn. In fact, the argument now is over whether the rate reductions have contributed to a situation in which the U.S. economy may be expanding too rapidly, bringing the concern over inflation back into the forefront of economic policy discussions. The history of the Fed under current Chairman Alan Greenspan indicates that controlling inflation will be the Fed's primary focus in the near-term. Thus, unless the rate of domestic economic growth slows, the next moves by the Fed are likely to be to increase rates slightly. To at least the partial credit of this Fed, our current period of economic expansion is beginning its ninth year. In addition to its unusual length, this expansion has been remarkable for its relative consistency, featuring slow, steady growth with very little inflation.

     The past few years have featured a stock market that has moved generally upward, at least if we simply focus on the returns from major stock market indexes. Volatility has continued to be significant, and more importantly, many segments of the market have not really participated in the gains indicated by those index returns. In particular, smaller market capitalization stocks and value stocks have not enjoyed the increases of many large cap growth stocks and technology stocks. During volatile market periods -- and maybe all markets qualify as volatile -- an allocation of a portion of your assets to high quality short-term securities can help stabilize portfolio returns and provide some measure of comfort. As a reminder, your Fund continues to maintain a AAAm rating from Standard & Poor's Rating Group. Your Fund also offers a wide range of features that, we hope, make your Fund convenient for you to use. These include free checking (including free checks and return cancelled checks), daily sweeps to and from your brokerage accounts and various automated payment programs.

     Please remember that if you are subject to the alternative minimum tax, a portion of your Fund's income may be considered a preference item for tax purposes. Also, if you are subject to a state income tax, a portion of the income your Fund earns from securities issued in your state may be exempt from your state income tax.

     On behalf of all of us at Heritage, thank you for your continuing investment in Heritage Cash Trust - Municipal Money Market Fund. If there are ever any suggestions you would like to share with us about how we can better serve you, please call us at 800/709-3863 (FUND).

                                          Sincerely,


                                          /s/ STEPHEN G. HILL
                                          ------------------------------------
                                              Stephen G. Hill
                                              President

--------------------------------------------------------------------------------
               HERITAGE CASH TRUST -- MUNICIPAL MONEY MARKET FUND
                            STATEMENT OF NET ASSETS
                               FEBRUARY 28, 1999
                                  (UNAUDITED)
--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                              VALUE
  ---------                                            -----
NOTES, BONDS & VARIABLE RATE DEMAND NOTES--100.2%(a)
ALABAMA--1.7%
$   8,000,000  Decatur, 3.05%(b)
                Pollution Control Revenue Bond
                Trico Steel Company, Series 98,
                AMT, 03/07/99*
                LOC: Chase Manhattan Bank.........  $  8,000,000
      400,000  Decatur, 3.05%(b)
                Pollution Control Revenue Bond
                Trico Steel Company, Series 97,
                AMT, 03/07/99*
                LOC: Chase Manhattan Bank.........       400,000
    2,000,000  Tuscaloosa County, 3.00%(b)
                Pollution Control Revenue Bond
                Tuscaloosa Steel Project, AMT,
                03/07/99*
                LOC: Bayerische Landesbank........     2,000,000
                                                    ------------
                                                      10,400,000
                                                    ------------
ALASKA--0.4%
    1,590,000  Alaska Industrial Development
                Authority, 4.50%
                Healy Clean Coal Project, Series
                98A, MBIA, AMT, 04/01/99*.........     1,590,978
    1,000,000  Anchorage, GO, 6.30%
                Series 91, MBIA 7/01/99*..........     1,009,486
                                                    ------------
                                                       2,600,464
                                                    ------------
ARKANSAS--0.5%
    3,100,000  Arkansas Development Authority, 3.00%
                Single Family Mortgage Revenue
                Bond
                Mortgage Revenue, Series 99C,
                03/01/00*
                GIC: Financial Guaranty Insurance
                Company...........................     3,100,000
                                                    ------------
CALIFORNIA--3.7%
   22,000,000  California Higher Education Loan
                Authority, 3.10%(b)
                Student Loan Revenue Bond,
                Series 92E-1, AMT, 03/07/99*
                LOC: Student Loan Marketing
                Association.......................    22,000,000
                                                    ------------
COLORADO--2.8%
    1,250,000  Boulder Colorado Urban Renewal
                Authority, 5.70%
                Tax Increment Revenue Bond, Series
                92, MBIA, 03/01/00*...............     1,283,142
    1,500,000  Colorado Student Obligation
                Authority, 3.05%(b)
                Student Loan Revenue Bond, Series
                97D, AMT, 03/07/99*
                LOC: Student Loan Marketing
                Association.......................     1,500,000

  PRINCIPAL
   AMOUNT                                              VALUE
  ---------                                            -----
NOTES, BONDS & VARIABLE RATE DEMAND NOTES (CONTINUED)
    8,000,000  Colorado Student Obligation
                Authority, 3.05%(b)
                Student Loan Revenue Bond, Series
                89A, AMT, 03/07/99*
                LOC: Student Loan Marketing
                Association.......................     8,000,000
    6,000,000  Colorado Student Obligation
                Authority, 3.05%(b)
                Student Loan Revenue Bond,
                Series 90A, AMT, 03/07/99*
                LOC: Student Loan Marketing
                Association.......................     6,000,000
                                                    ------------
                                                      16,783,142
                                                    ------------
DELAWARE--4.6%
   21,500,000  Delaware Economic Development
                Authority, 2.97%(b)
                Pollution Control Revenue Bond
                Star Enterprise Project, Series
                97C,
                AMT, 03/07/99*
                LOC: Canadian Imperial Bank of
                Commerce..........................    21,500,000
    6,000,000  Delaware Economic Development
                Authority, 3.05%(b)
                Industrial Development Revenue
                Bond
                Delaware Clean Power Project,
                Series 97A, AMT, 03/07/99*
                LOC: Canadian Imperial Bank of
                Commerce..........................     6,000,000
                                                    ------------
                                                      27,500,000
                                                    ------------
DISTRICT OF COLUMBIA--1.6%
    9,525,000  District of Columbia Education
                Facility, 2.95%(b)
                Washington University,
                Series 85A, 03/07/99*
                LOC: First National Bank
                of Chicago........................     9,525,000
                                                    ------------
FLORIDA--3.1%
    3,400,000  Florida Housing Finance Authority,
                3.00%(b)
                Multi Family Housing Revenue Bond
                Ashley Lake II, Series 89J, AMT,
                03/07/99*
                LOC: Morgan Guaranty Trust
                Company...........................     3,400,000
    4,300,000  Inland Protection Finance
                Corporation Florida, 4.50%
                Pollution Control Revenue Bond,
                Series 98, FSA, 01/01/00*.........     4,352,910
    2,910,000  Jacksonville, 2.90%(b)
                YMCA, First Coast Project,
                Series 98, 03/07/99*
                LOC: First Union National Bank....     2,910,000

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
               HERITAGE CASH TRUST -- MUNICIPAL MONEY MARKET FUND
                            STATEMENT OF NET ASSETS
                               FEBRUARY 28, 1999
                                  (UNAUDITED)
                                  (CONTINUED)
--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                              VALUE
  ---------                                            -----
NOTES, BONDS & VARIABLE RATE DEMAND NOTES (CONTINUED)
$   3,000,000  Orange County, 2.90%(b)
                Health Facility Revenue Bond
                Adventist Health Systems, Series
                92,
                03/07/99*
                LOC: Sun Bank...................... $  3,000,000
    4,750,000  Palm Beach County Education
                Facility Authority, 2.90%(b)
                Education Facility Bond
                Lynn University, Series 98,
                03/07/99*
                LOC: First Union National Bank.....    4,750,000
                                                    ------------
                                                      18,412,910
                                                    ------------
GEORGIA--0.5%
    3,200,000  Georgia Housing Development
                Authority, 3.25%
                Single Family Mortgage Revenue
                Bond, Series 98C-2, 10/01/99*
                GIC: Financial Guaranty Insurance
                Company............................    3,200,000
                                                    ------------
IDAHO--0.7%
    4,400,000  Idaho Health Facility Authority,
                3.00%(b)
                Pooled Financing Program, Series
                85, 03/07/99*
                LOC: US Bank N.A...................    4,400,000
                                                    ------------
ILLINOIS--7.6%
    3,000,000  Chicago, 2.95%(b)
                Airport Revenue Bond
                Centerpoint, LP, Series 97, AMT,
                03/07/99*
                LOC: First National Bank
                of Chicago.........................    3,000,000
    7,800,000  Chicago Industrial Development
                Authority, 3.01%(b)
                Industrial Development Revenue
                Bond
                Evans Food Products, Series 98,
                03/07/99*
                LOC: LaSalle National Trust........    7,800,000
    1,265,000  Cook County, GO, 4.37%
                Series 93A, MBIA, 11/15/99*........    1,274,804
    3,600,000  Illinois Development Finance
                Authority, 2.85%(b)
                Industrial Development Revenue
                Bond
                Goodman Theatre Project, Series
                99, 03/07/99*
                LOC: Northern Trust Co., Harris
                Trust, First National Bank of
                Chicago............................    3,600,000

  PRINCIPAL
   AMOUNT                                              VALUE
  ---------                                            -----
NOTES, BONDS & VARIABLE RATE DEMAND NOTES (CONTINUED)
    6,000,000  Illinois Housing Development
                Authority, 3.45%
                Single Family Mortgage Revenue
                Bond
                Series 98F-2, 10/07/99*
                GIC: National Westminister.........    6,000,000
    5,480,000  Illinois Housing Development
                Authority, 3.10%
                Single Family Mortgage Revenue
                Bond
                Series 98A-2, 01/20/00*
                GIC: Westdeutsche Landesbank......     5,480,000
    4,320,000  Lake County, 3.10%(b)
                Sewer Revenue Bond
                Countryside Landfill, Series 96B,
                AMT, 03/07/99*
                LOC: Morgan Guaranty Trust
                Company............................    4,320,000
    2,000,000  Lockport, 2.90%(b)
                Industrial Development Revenue
                Bond
                Panduit Corporation, Series 90
                AMT, 03/07/99*
                LOC: Commerzbank AG................    2,000,000
    5,830,000  Madison County, 3.30%(b)
                Solid Waste Revenue Bond
                Shell Oil/Wood River Project,
                Series 97, AMT, 03/07/99*..........    5,830,000
    2,500,000  Sauget, 4.70%
                Solid Waste Revenue Bond
                Pfizer, Series 93, 05/01/99*.......    2,503,652
    2,400,000  Southwestern Illinois, 3.30%(b)
                Solid Waste Revenue Bond
                Shell Oil/Wood River Project,
                Series 91, 03/07/99*...............    2,400,000
    1,000,000  St. Clair County, 4.80%
                Airport Revenue Bond
                Airport Improvement, Series 93,
                FGIC, 10/01/99*....................    1,008,566
                                                    ------------
                                                      45,217,022
                                                    ------------
INDIANA--4.0%
    2,140,000  Crawfordsville, 3.10%(b)
                Industrial Development Revenue
                Bond
                Precision Plastics of Indiana,
                Series 92, 03/07/99*
                LOC: Northern Trust Company........    2,140,000
    2,950,000  Elkhart County, 3.15%(b)
                Multi Family Housing Revenue Bond
                Johnson St. Apartments Project,
                Series 98A, AMT, 03/07/99*
                LOC: Lasalle National Trust, N.A...    2,950,000

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
               HERITAGE CASH TRUST -- MUNICIPAL MONEY MARKET FUND
                            STATEMENT OF NET ASSETS
                               FEBRUARY 28, 1999
                                  (UNAUDITED)
                                  (CONTINUED)
--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                               VALUE
  ---------                                             -----
NOTES, BONDS & VARIABLE RATE DEMAND NOTES (CONTINUED)
$   2,050,000  Elkhart County, 3.15%(b)
                Multi Family Housing Revenue Bond
                West Plains Apartments Project,
                Series 98A, AMT, 03/07/99*
                LOC: Lasalle National Trust, N.A...   $ 2,050,000
    6,300,000  Indiana Development Finance
                Authority, 3.05%(b)
                Mid-America Energy Resources,
                Series 95, 03/07/99*
                LOC: ABN-AMRO......................     6,300,000
    4,725,000  North Vernon, 3.00%(b)
                Multi Family Housing Revenue Bond
                Oak Meadows Apartments Project,
                Series 95, AMT, 03/07/99*
                LOC: Federal Home Loan Bank........     4,725,000
    5,600,000  Westfield, 3.00%(b)
                Industrial Development Revenue
                Bond
                PL Porter Project, Series 89, AMT,
                03/07/99*
                LOC: Bank of America...............     5,600,000
                                                     ------------
                                                       23,765,000
                                                     ------------
KANSAS--0.7%
    3,900,000  Shawnee Industrial Development
                Authority, 3.01%(b)
                Industrial Development Revenue
                Bond
                Thrall Enterprises, Series 94,
                AMT, 03/07/99*
                LOC: LaSalle National Trust,
                N.A...............................      3,900,000
                                                      ------------
KENTUCKY--1.3%
    8,000,000  Kentucky Asset/Liability
                Commission, 4.00%
                Series 98B, TRAN, 06/25/99*.......      8,016,645
                                                     ------------
LOUISIANA--1.5%
    2,500,000  Jefferson Parish Housing Finance
                Authority, 3.62%
                Single Family Mortgage Revenue
                Bond
                Series 98C-2, 09/01/99*
                GIC: Westdeutsche Landesbank......      2,500,000
    3,500,000  Lincoln Parish, 3.05%(b)
                Solid Waste Revenue Bond
                Willamette Industries Project,
                Series 96, AMT, 03/07/99*
                LOC: Deutsche Bank................      3,500,000
    3,045,000  Louisiana Public Facility
                Authority, 3.35%
                East Baton Rouge School Board,
                Series 98A, 10/25/99*
                GIC: American International
                Group.............................      3,045,000
                                                     ------------
                                                        9,045,000
                                                     ------------

  PRINCIPAL
   AMOUNT                                              VALUE
  ---------                                            -----
NOTES, BONDS & VARIABLE RATE DEMAND NOTES (CONTINUED)
MARYLAND--4.4%
    1,010,000  Baltimore Water Authority, 4.50%
                Water Revenue Bond
                Water Project, Series 93A,
                MBIA, 07/01/99*...................      1,014,091
    1,025,000  Baltimore, GO, FGIC, 5.12%
                Series 97A, 10/15/99*.............      1,035,429
   19,020,000  Fredrick County, 2.95%(b)
                Health Facility Revenue Bond
                Buckinghams Choice, Series 97E,
                03/07/99*
                LOC: Lasalle National Trust,
                N.A...............................     19,020,000
    5,100,000  Maryland Health & Education
                Authority, 3.00%(b)
                Hospital Revenue Bond
                Deacon Specialty Hospital, Series
                97,
                03/07/99*
                LOC: First National Bank of
                Maryland..........................      5,100,000
                                                     ------------
                                                       26,169,520
                                                     ------------
MASSACHUSETTS--0.2%
    1,135,000  Massachusetts Development Finance
                Authority, 3.50%
                Education Facility Bond
                Emerson College, Series 99A, AMBAC
                01/01/00*.........................      1,139,627
                                                     ------------
MICHIGAN--0.7%
    3,900,000  Michigan Strategic Fund, 2.95%(b)
                Industrial Development Revenue
                Bond
                Pelzer Automotive Systems,
                Series 97, 03/07/99*
                LOC: NBD Corporation..............      3,900,000
                                                     ------------
MINNESOTA--1.1%
    3,000,000  Bloomington Minnesota Housing
                Finance Authority, 3.00%(b)
                Multi Family Housing Revenue Bond
                Crow/Bloomington Apartments,
                Series 93, 03/07/99*
                LOC: Credit Suisse................      3,000,000
    3,500,000  St. Paul, 3.20%(b)
                Multi Family Housing Revenue Bond
                Kendrick Apartments, Series 97,
                AMT, 03/07/99*
                LOC: First Bank Systems...........      3,500,000
                                                     ------------
                                                        6,500,000
                                                     ------------
MISSISSIPPI--0.8%
    4,600,000  Jackson, 3.35%(b)
                Pollution Control Revenue Bond
                Chevron USA Inc., Series 94,
                03/07/99*.........................      4,600,000
                                                     ------------

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
               HERITAGE CASH TRUST -- MUNICIPAL MONEY MARKET FUND
                            STATEMENT OF NET ASSETS
                               FEBRUARY 28, 1999
                                  (UNAUDITED)
                                  (CONTINUED)
--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                              VALUE
  ---------                                            -----
NOTES, BONDS & VARIABLE RATE DEMAND NOTES (CONTINUED)
MISSOURI--0.9%
$   5,100,000  Missouri Higher Education, 3.10%(b)
                Student Loan Revenue Bond
                Series 90, AMT, 03/07/99*
                LOC: National Westminister........  $  5,100,000
                                                    ------------
MONTANA--4.5%
   26,800,000  Montana Board of Investments, 3.05%(b)
                Colstrip Project, Series 89A,
                AMT, 03/07/99*
                LOC: Credit Local de France.......    26,800,000
                                                    ------------
NEBRASKA--1.8%
   10,700,000  Nebhelp Inc., 3.15%(b)
                Student Loan Program Bond
                Series 86C, AMT, 03/07/99*
                LOC: Student Loan Marketing
                Association.......................    10,700,000
                                                    ------------
NEVADA--0.3%
    2,000,000  Washoe County, 3.35%(b)
                Industrial Development Revenue
                Bond
                Sierra Pacific Power Corporation,
                Series 90, 03/07/99*
                LOC: Union Bank of Switzerland....     2,000,000
                                                    ------------
NEW HAMPSHIRE--0.7%
    1,200,000  New Hampshire Business Finance
                Authority, 3.05%(b)
                Pollution Control Revenue Bond
                Wheelabrator Corporation Project,
                Series 97B, AMT, 03/07/99*
                LOC: Wachovia Bank & Trust........     1,200,000
    2,695,000  New Hampshire Housing Finance
                Authority, 3.00%(b)
                Multi Family Housing Revenue Bond
                Countryside LTD Project,
                Series 94, AMT, 03/07/99*
                LOC: General Electric Credit
                Corporation.......................     2,695,000
                                                    ------------
                                                       3,895,000
                                                    ------------
NEW JERSEY--0.3%
    1,610,000  Hudson County, GO, 4.90%(b)
                Series 96A, FGIC, 03/07/99*.......     1,623,320
                                                    ------------
NORTH DAKOTA--1.7%
   10,000,000  North Dakota Housing Finance
                Authority, 3.90%
                Single Family Mortgage Revenue
                Bond
                Series 98C, AMT, 06/01/99*
                GIC: American International
                Group.............................    10,000,000
                                                    ------------
OHIO--2.9%
    7,300,000  Ohio Air Quality Development, 3.35%(b)
                Solid Waste Revenue Bond
                British Petroleum Project, Series
                98, 03/07/99*.....................     7,300,000

  PRINCIPAL
   AMOUNT                                              VALUE
  ---------                                            -----
NOTES, BONDS & VARIABLE RATE DEMAND NOTES (CONTINUED)
    5,000,000  Ohio Housing Finance Authority,
                3.80%
                Single Family Mortgage Revenue
                Bond
                Home Mortgage, Series 98A-2, AMT,
                03/01/99*
                GIC: Trinity Funding..............     5,000,000
    5,000,000  Ohio Water Development Authority,
                3.00%(b)
                Pollution Control Revenue Bond
                Duquesne Light Company, Series 89,
                03/07/99*
                LOC: First National Bank of
                Chicago...........................     5,000,000
                                                    ------------
                                                      17,300,000
                                                    ------------
OKLAHOMA--2.1%
    3,000,000  Oklahoma Capital Improvements
                Authority, 4.25%
                Highway Capital Improvement,
                Series 98, MBIA, 06/01/99*........     3,007,003

    2,000,000  Oklahoma Development Finance
                Authority, 3.10%(b)
                Shawnee Funding Project,
                Series 96, AMT, 03/07/99*
                LOC: Bank of Nova Scotia..........     2,000,000

    7,500,000  Optima Municipal Authority,
                3.10%(b)
                Industrial Development Revenue
                Bond
                Seaboard Project, Series 94, AMT,
                03/07/99*
                LOC: Sun Bank.....................     7,500,000
                                                    ------------
                                                      12,507,003
                                                    ------------
OREGON--2.8%
    3,560,000  Klamath Falls, 3.80%
                Electric Utility Revenue Bond
                Salt Caves, Series 86A,
                05/03/99*.........................     3,560,000
    3,000,000  Oregon Housing Finance Authority,
                3.15%
                Single Family Mortgage Revenue
                Bond
                Series 98I, 12/02/99*.............     3,000,000
    9,900,000  Port of Portland, 3.05%(b)
                Industrial Development Revenue
                Bond
                Portland Bulk Terminal,
                Series 96, AMT, 03/07/99*
                LOC: Canadian Imperial Bank of
                Commerce..........................     9,900,000
                                                    ------------
                                                      16,460,000
                                                    ------------

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
               HERITAGE CASH TRUST -- MUNICIPAL MONEY MARKET FUND
                            STATEMENT OF NET ASSETS
                               FEBRUARY 28, 1999
                                  (UNAUDITED)
                                  (CONTINUED)
--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                              VALUE
  ---------                                            -----
NOTES, BONDS & VARIABLE RATE DEMAND NOTES (CONTINUED)
PENNSYLVANIA--9.1%
$   5,000,000  Delaware Finance Authority,
                3.00%(b)
                Local Government Revenue Bond,
                Series 86, 03/07/99*
                LOC: Credit Suisse................  $  5,000,000
   10,300,000  Emmaus Pennsylvania Local
                Government, 2.95%(b)
                General Authority Revenue Bond,
                Series 89B-6, 03/07/99*
                GIC: Goldman Sachs Group..........    10,300,000
    7,000,000  Indiana County, 3.00%(b)
                Industrial Development Revenue
                Bond
                Conemaugh Project,
                Series 97A, AMT, 03/07/99*
                LOC: Union Bank of Switzerland....     7,000,000
   17,475,000  Montgomery County Higher
                Education, 2.95%(b)
                Student Loan Revenue Bond,
                Series 96A, 03/07/99*
                LOC: Dauphin Deposit Bank.........    17,475,000
    4,625,000  Pennsylvania Economic Development
                Authority, 3.25%
                Solid Waste Project Bond,
                Series 98, 12/15/99*
                GIC: Bayerische Landesbank........     4,625,000
    4,425,000  Philadelphia Redevelopment
                Authority, 2.85%(b)
                Multi-Family Housing Revenue Bond
                Courts Apartments Project,
                Series 95A, 03/07/99*
                LOC: First Union National Bank....     4,425,000
    4,160,000  Pittsburgh, 3.20%
                Single Family Mortgage Revenue
                Bond
                Urban Redevelopment,
                Series 98C, 12/01/99*.............     4,160,000
    1,185,000  Pittsburgh, GO, 5.00%
                Series 96A, MBIA, 03/01/99*.......     1,185,000
                                                    ------------
                                                      54,170,000
                                                    ------------
RHODE ISLAND--2.8%
    2,900,000  Providence, 3.00%(b)
                Washington Street Public Parking
                Garage, Series 91, AMT, 03/07/99*
                LOC: Morgan Guaranty Trust
                Company...........................     2,900,000
    2,000,000  Rhode Island Depositors Economic
                Protection Corporation, 6.15%
                Series 91A, MBIA, 08/01/99*.......     2,022,255
    4,400,000  Rhode Island Higher Education,
                3.10%(b)
                Student Loan Revenue Bond,
                Series 95-1, AMT, 03/07/99*
                LOC: National Westminster.........     4,400,000

  PRINCIPAL
   AMOUNT                                              VALUE
  ---------                                            -----
NOTES, BONDS & VARIABLE RATE DEMAND NOTES (CONTINUED)
    5,000,000  Rhode Island Higher
                Education, 3.10%(b)
                Student Loan Revenue Bond,
                Series 96J-2, AMT, 03/07/99*
                LOC: National Westminster.........     5,000,000
    2,600,000  Rhode Island Higher
                Education, 3.10%(b)
                Student Loan Revenue Bond,
                Series 96-3, AMT, 03/07/99*
                LOC: National Westminster.........     2,600,000
                                                    ------------
                                                      16,922,255
                                                    ------------
SOUTH CAROLINA--0.1%
      400,000  Marlboro County South Carolina,
                3.05%(b)
                Solid Waste Revenue Bond
                Willamette Industries, Series 96,
                03/07/99*
                LOC: Deutsche Bank................       400,000
                                                    ------------
SOUTH DAKOTA--2.4%
    4,380,000  South Dakota Housing Development
                Authority, 3.20%(b)
                Single Family Mortgage Revenue
                Bond
                Series 97E, 03/07/99
                GIC: Westdeutsche Landesbank......     4,380,000
   10,000,000  South Dakota Housing Development
                Authority, 3.75%
                Single Family Mortgage Revenue
                Bond
                Series 98C, 08/05/99..............    10,000,000
                                                    ------------
                                                      14,380,000
                                                    ------------
TENNESSEE--4.7%
    1,500,000  Education Funding Of the South,
                3.05%(b)
                Student Funding Corporation Bond,
                Series 88A-2, 03/07/99*
                LOC: State Street Bank & Trust
                Co................................     1,500,000
    1,500,000  Jackson, 4.50%
                Hospital Revenue Bond
                Jackson-Madison Hospital, Series
                98, AMBAC, 04/01/99*..............     1,501,315
    1,000,000  Memphis, 6.75%
                Electric System Revenue Bond
                Series 91, 01/01/00*..............     1,044,395
   21,300,000  Memphis-Shelby County, 3.05%(b)
                Airport System Revenue Bond,
                Series 96B-2, AMT, 03/07/99* LOC:
                First Union Bank of North
                Carolina..........................    21,300,000

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
               HERITAGE CASH TRUST -- MUNICIPAL MONEY MARKET FUND
                            STATEMENT OF NET ASSETS
                               FEBRUARY 28, 1999
                                  (UNAUDITED)
                                  (CONTINUED)
--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                              VALUE
  ---------                                            -----
NOTES, BONDS & VARIABLE RATE DEMAND NOTES (CONTINUED)
$   3,100,000  Oak Ridge Economic Development,
                2.90%(b)
                Industrial Development Revenue
                Bond
                Manufacturing Science Inc.,
                Project, Series 89, 03/07/99*
                LOC: ABN-AMRO.....................  $  3,100,000
                                                    ------------
                                                      28,445,710
                                                    ------------
TEXAS--5.5%
    6,500,000  Austin, 3.05%(b)
                Airport System Revenue Notes,
                Series 95A, AMT, 03/07/99*
                LOC: Morgan Guaranty Trust
                Company...........................     6,500,000
    8,500,000  Brazos Higher Education, 3.05%(b)
                Student Loan Revenue Bond,
                Series B1, AMT, 03/07/99*
                LOC: Student Loan Marketing
                Association.......................     8,500,000
    7,600,000  Calhoun County, 3.10%(b)
                Port Facility
                Formosa Plastics, Series 94, AMT,
                03/07/99*
                LOC: Bank of America..............     7,600,000
    2,600,000  Gulf Coast Waste Disposal
                Authority, 3.35%(b)
                Solid Waste Revenue Bond
                Amoco Oil, Series 94, 03/07/99*...     2,600,000
    2,100,000  Gulf Coast Waste Disposal
                Authority, 3.40%(b)
                Solid Waste Revenue Bond,
                Citgo Petro Corporation,
                Series 95, 03/07/99*
                LOC: Nationsbank..................     2,100,000
    4,000,000  Midlothian 2.95%(b)
                Industrial Development Revenue
                Bond
                Box-Crow Cement Company,
                Series 84, 03/07/99*
                LOC: Union Bank of Switzerland....     4,000,000
    2,200,000  Mineral Wells, 2.90%(b)
                Industrial Development Revenue
                Bond
                Ameron International Corporation
                Series 96, AMT, 03/07/99*
                LOC: Commerzbank AG...............     2,200,000
                                                    ------------
                                                      33,500,000
                                                    ------------
UTAH--4.8%
   10,400,000  Salt Lake County, 3.15%(b) Solid
                Waste Revenue Bond Kennecott
                Copper Corporation, AMT,
                03/07/99*.........................    10,400,000

  PRINCIPAL
   AMOUNT                                              VALUE
  ---------                                            -----
NOTES, BONDS & VARIABLE RATE DEMAND NOTES (CONTINUED)
    1,100,000  Utah Board of Regents, 3.10%(b)
                Student Loan Revenue Bond Series
                93A, AMT, 03/07/99* LOC: Student
                Loan Marketing Association........     1,100,000
    2,755,000  Utah Housing Finance Agency,
                3.00%(b) Single Family Mortgage
                Revenue Bond Mortgage Revenue,
                Series 98-1, 03/07/99* GIC:
                Bayerische Landesbank.............     2,755,000
    4,560,000  Utah Housing Finance Agency,
                3.00%(b) Single Family Mortgage
                Revenue Bond Mortgage Revenue,
                Series 98-3, 03/07/99* GIC:
                Bayerische Landesbank.............     4,560,000
   10,000,000  Utah Housing Finance Agency,
                3.10%(b) Single Family Mortgage
                Revenue Bond Mortgage Revenue,
                Series 98-4, 03/07/99* GIC:
                Bayerische Landesbank.............    10,000,000
                                                    ------------
                                                      28,815,000
                                                    ------------

VIRGINIA--5.8%
    3,600,000  Amelia County, 3.00%(b)
                Solid Waste Revenue Bond
                Chambers Waste Systems, Inc., AMT,
                03/07/99*
                LOC: Morgan Guaranty Trust
                Company...........................     3,600,000
    8,075,000  Fairfax County Development
                Authority, 3.05%(b)
                Fair Lakes D&K Limited
                Partnership,
                Series 96, AMT, 03/07/99*
                LOC: First Union Bank of North
                Carolina..........................     8,075,000
    3,500,000  Peninsula Port Authority, 3.35%(b)
                Industrial Development Revenue
                Bond
                Ziegler Coal Project,
                Series 97, AMT, 03/07/99*
                LOC: Union Bank of Switzerland....     3,500,000
    7,500,000  Richmond Redevelopment and Housing
                Authority, 3.15%(b)
                Multi Family Housing Revenue Bond
                Tobacco Row, Series 89B-5, AMT,
                03/07/99*
                GIC: Bayerische Landesbank........     7,500,000

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
               HERITAGE CASH TRUST -- MUNICIPAL MONEY MARKET FUND
                            STATEMENT OF NET ASSETS
                               FEBRUARY 28, 1999
                                  (UNAUDITED)
                                  (CONTINUED)
--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                              VALUE
  ---------                                            -----
NOTES, BONDS & VARIABLE RATE DEMAND NOTES (CONTINUED)
    2,000,000  Richmond Redevelopment and Housing
                Authority, 3.15%(b)
                Multi Family Housing Revenue Bond
                Tobacco Row, Series 89B-3, AMT,
                03/07/99*
                GIC: Bayerische Landesbank........  $  2,000,000
   10,660,000  Richmond Redevelopment and Housing
                Authority, 3.15%(b)
                Multi Family Housing Revenue Bond
                Tobacco Row, Series 89B-7, AMT,
                03/07/99*
                GIC: Bayerische Landesbank........    10,660,000
                                                    ------------
                                                      35,335,000
                                                    ------------
WASHINGTON--4.0%
    7,000,000  Pierce County Economic Development
                3.00%(b)
                Industrial Development Revenue
                Bond
                Weyerhaeuser Real Estate,
                Series 97A, 03/07/99*
                LOC: ABN-AMRO.....................     7,000,000
    9,500,000  Port of Vancouver, 3.00%(b)
                Industrial Development Revenue
                Bond
                United Grain Corporation, Series
                92, AMT, 03/07/99*
                LOC: Bank of America..............     9,500,000
    7,500,000  Washington Health Facility
                Authority, 3.60%(b)
                Health Facility Revenue Bond
                Fred Hutchinson Cancer Center,
                Series 99, 03/07/99*
                LOC: Bank of America..............     7,500,000
                                                    ------------
                                                      24,000,000
                                                    ------------
WEST VIRGINIA--0.3%
    1,500,000  Marion County 3.10%(b) Grant
                Town Cogen, Series 90, AMT,
                03/07/99*
                LOC: National Westminster.........     1,500,000
                                                    ------------
WISCONSIN--0.8%
    3,000,000  Ashland, 3.01%(b)
                Industrial Development Revenue
                Bond
                ABC Rail Products Corporation,
                Series 98, AMT, 03/07/99*
                LOC: LaSalle National Trust,
                N.A...............................     3,000,000
    1,500,000  Wisconsin Health & Education
                Facility Authority, 4.50%
                Health Facility Revenue Bond
                Marshfield Clinic, Series 97,
                MBIA, 02/15/00*...................     1,518,225
                                                    ------------
                                                       4,518,225
                                                    ------------

  PRINCIPAL
   AMOUNT                                              VALUE
  ---------                                            -----
NOTES, BONDS & VARIABLE RATE DEMAND NOTES (CONTINUED)
TOTAL INVESTMENTS(cost $598,545,843)(c),
100.2%(a).........................................   598,545,843
OTHER ASSETS AND LIABILITIES, NET, (0.2%)(a)......    (1,021,445)
                                                    ------------
NET ASSETS, (net asset value, offering and
redemption price of $1.00 per share; 597,590,774
shares outstanding), consisting of paid-in-capital
net of accumulated net realized loss of $66,376,
100%..............................................  $597,524,398
                                                    ============

---------------

 *  Earlier of the maturity date or the put date.
(a) Percentages are based on net assets.
(b) Floating rate notes are securities that generally are payable on demand within seven calendar days. Put bonds are securities that can be put back to the issuer or remarketer either at the option of the holder, at a specified date, or within a specified time period known at the time of purchase. For these securities, the demand period and the remaining period to put date, respectively, are used when calculating the weighted average maturity of the portfolio.
(c) The aggregate identified cost for federal income tax purposes is the same.

AMBAC  -- American Municipal Bond Assurance Corporation
AMT    -- Securities subject to Alternative Minimum Tax
FGIC   -- Federal Guaranty Insurance Company
FSA    -- Financial Security Assurance
GIC    -- Credit enhancement provided by guaranteed investment
          contract with noted institution
GO     -- General Obligation
LOC    -- Credit enhancement provided by letter of credit issued by noted institution
MBIA   -- Municipal Bond Investors Assurance
TRAN   -- Tax Revenue Anticipation Note

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
               HERITAGE CASH TRUST -- MUNICIPAL MONEY MARKET FUND
                            STATEMENT OF OPERATIONS
                FOR THE SIX MONTH PERIOD ENDED FEBRUARY 28, 1999
                                  (UNAUDITED)
--------------------------------------------------------------------------------

Investment Income
Interest....................................................                $   9,355,957
Expenses (Notes 1 and 4):
  Management fee............................................  $1,367,829
  Distribution fee..........................................     424,950
  Shareholder servicing fees................................      71,955
  State qualification expenses..............................      84,218
  Custodian/Fund accounting fees............................      53,620
  Professional fees.........................................      26,929
  Reports to shareholders...................................      14,365
  Federal registration fees.................................       7,296
  Trustees' fees and expenses...............................       5,276
  Insurance expense.........................................       4,544
  Other.....................................................       2,791
                                                              ----------
Total expenses..............................................                    2,063,773
                                                                            -------------
Net investment income resulting from operations.............                $   7,292,184
                                                                            =============

--------------------------------------------------------------------------------
                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                FOR THE SIX MONTH
                                                                  PERIOD ENDED
                                                                FEBRUARY 28, 1999    FOR THE YEAR ENDED
                                                                   (UNAUDITED)        AUGUST 31, 1998
                                                                -----------------    ------------------
Increase (decrease) in net assets:
Operations:
  Net investment income.....................................      $  7,292,184          $ 14,555,531
Distributions to shareholders from net investment income
  ($.013 and $.030 per share, respectively).................        (7,292,184)          (14,555,531)
Increase in net assets from Fund share transactions (Note
  2)........................................................        32,976,990           145,475,144
                                                                  ------------          ------------
Increase in net assets......................................        32,976,990           145,475,144
Net assets, beginning of period.............................       564,547,408           419,072,264
                                                                  ------------          ------------
Net assets, end of period...................................      $597,524,398          $564,547,408
                                                                  ============          ============

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
               HERITAGE CASH TRUST -- MUNICIPAL MONEY MARKET FUND
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                             FOR THE SIX MONTH
                                                               PERIOD ENDED            FOR THE YEARS ENDED AUGUST 31,
                                                             FEBRUARY 28, 1999   ------------------------------------------
                                                                (UNAUDITED)       1998     1997     1996     1995     1994
                                                             -----------------   ------   ------   ------   ------   ------
NET ASSET VALUE, BEGINNING OF PERIOD:......................       $ 1.000        $1.000   $1.000   $1.000   $1.000   $1.000
                                                                  -------        ------   ------   ------   ------   ------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income(a).................................          .013          .030     .030     .030     .030     .019
LESS DISTRIBUTIONS:
  Dividends from net investment income.....................         (.013)        (.030)   (.030)   (.030)   (.030)   (.019)
                                                                  -------        ------   ------   ------   ------   ------
NET ASSET VALUE, END OF PERIOD:............................       $ 1.000        $1.000   $1.000   $1.000   $1.000   $1.000
                                                                  =======        ======   ======   ======   ======   ======
TOTAL RETURN %.............................................          1.29(c)       3.02     3.00     2.98     3.04     1.90
RATIOS (%)/SUPPLEMENTAL DATA:
  Operating expenses, net(a)...............................           .73(b)        .74      .75      .77      .77      .77
  Net investment income....................................          2.57(b)       2.98     2.96     2.94     3.05     1.89
  Net assets, end of period ($ millions)...................           598           565      419      326      283      212

---------------
(a) Excludes management fees waived by the Manager in the amount of less than $.001 and $.001, per share, for the two years ended August 31, 1995 and 1994, respectively. The operating expense ratios including such items would have been .79% and .77%, respectively. No management fees were waived or recovered for the year ended August 31, 1996. The year ended August 31, 1997 includes recovery of previously waived management fees paid to the Manager of $.01 per share. The operating expense ratios excluding such items would have been .74%. No management fees were waived or recovered for the year ended August 31, 1998, and for the six month period ended February 28, 1999.

(b) Annualized.
(c) Not annualized.

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
               HERITAGE CASH TRUST -- MUNICIPAL MONEY MARKET FUND
                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)
--------------------------------------------------------------------------------

Note 1: SIGNIFICANT ACCOUNTING POLICIES. Heritage Cash Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company consisting of two separate investment portfolios, the Municipal Money Market Fund (the "Fund") and the Money Market Fund. The Fund is designed for investors who wish to participate in a portfolio of federally tax-exempt debt securities with remaining maturities of not more than 397 days. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

        SECURITY VALUATION: The Fund uses the amortized cost method of security valuation (as set forth in Rule 2a-7 under the Investment Company Act of 1940, as amended). The amortized cost of an instrument is determined by valuing it at cost at the time of purchase and thereafter accreting/amortizing any purchase discount/premium at a constant rate until maturity, regardless of the effect of fluctuating interest rates on the market value of the instrument.

        FEDERAL INCOME TAXES: The Fund is treated as a single corporate taxpayer as provided for in the Tax Reform Act of 1986, as amended. The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, which are applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no provision has been made for federal income and excise taxes.

        DISTRIBUTION OF INCOME AND GAINS: Distributions from net investment income and net realized gains available for distribution are declared daily and paid monthly. The Fund uses the identified cost method for determining realized gain or loss on investment transactions for both financial and federal income tax reporting purposes.

        EXPENSES: The Fund is charged for those expenses which are directly attributable to it, such as management fee, custodian/fund accounting fees, distribution fee, while other expenses such as professional fees, insurance expense, are allocated proportionately among the Heritage Funds.

        STATE QUALIFICATION EXPENSES: State qualification fees are amortized based either on the time period covered by the qualification or as related shares are sold, whichever is appropriate for each state.

        OTHER: Investment transactions are recorded on a trade date basis. Interest income is recorded on the accrual basis.

--------------------------------------------------------------------------------
               HERITAGE CASH TRUST -- MUNICIPAL MONEY MARKET FUND
                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)
                                  (CONTINUED)
--------------------------------------------------------------------------------

Note 2: FUND SHARES. At February 28, 1999, there was an unlimited number of shares of beneficial interest of no par value authorized. Transactions in shares and dollars of the Fund during the six month period ended February 28, 1999 and for the year ended August 31, 1998 at a constant net asset value of $1.00 per share, were as follows:

                                                                          FOR THE
                                                                         SIX MONTH
                                                                       PERIOD ENDED
                                                                     FEBRUARY 28, 1999    FOR THE YEAR ENDED
                                                                        (UNAUDITED)        AUGUST 31, 1998
                                                                     -----------------    ------------------
        Shares sold..............................................      1,325,273,227         2,634,863,915
        Shares issued on reinvestment of distributions...........          6,307,788            15,359,564
        Shares redeemed..........................................     (1,298,604,025)       (2,504,748,335)
                                                                      --------------        --------------
          Net increase...........................................         32,976,990           145,475,144
        Shares outstanding:
          Beginning of period....................................        564,613,784           419,138,640
                                                                      --------------        --------------
          End of period..........................................        597,590,774           564,613,784
                                                                      ==============        ==============

Note 3: PURCHASES, SALES AND MATURITIES OF SECURITIES. For the six month period ended February 28, 1999, purchases, sales and maturities of short-term investment securities aggregated $783,380,447, $752,203,000 and $12,245,000, respectively.

Note 4: MANAGEMENT, SUBADVISORY, DISTRIBUTION, SHAREHOLDER SERVICING AGENT, FUND ACCOUNTING AND TRUSTEES' FEES. Under the Fund's Investment Advisory and Administration Agreement with Heritage Asset Management, Inc. (the "Manager"), the Fund agrees to pay to the Manager for investment advice, portfolio management services (including the placement of brokerage orders), and certain compliance and administrative services a fee equal to an annual rate of 0.50% of the first $500,000,000 of the Fund's average daily net assets, 0.475% of the next $500,000,000, 0.45% of the next $500,000,000, 0.425% of the next $500,000,000, and 0.40% of any excess over $2,000,000,000 of such net assets, computed daily and payable monthly. Effective January 2, 1996, the Manager agreed to the following management fee schedule: 50% of the first $250,000,000, .475% of the next $250,000,000, .45% of the next $250,000,000, .425% of the next $250,000,000 and .40% on assets over $1 billion of such net assets. The amount payable to the Manager as of February 28, 1999 was $222,724. Per the Statement of Additional Information the Manager agreed to waive its fees and, if necessary, reimburse the Fund to the extent that total operating expenses exceed .74% of its average daily net assets for the fiscal year ending August 31, 1999. No fees were waived and no expenses were reimbursed for the six month period ended February 28, 1999.

        The Manager has entered into an agreement with Alliance Capital Management L.P. (the "Subadviser") to provide investment advice and portfolio management services, including placement of brokerage orders, to the Fund for a fee payable by the Manager equal to an annual rate of .125% of average daily net assets on assets up to $100 million, .10% of average daily net assets on assets from $100 million to $250 million, and .05% on average daily net assets exceeding $250 million. For the six month period ended February 28, 1999 the subadviser earned $216,043 for subadviser fees, which were paid by the Manager.

        The Manager is also the Dividend Paying and Shareholder Servicing Agent for the Fund. The amount payable to the Manager for such expenses as of February 28, 1999 was $25,000. In addition, the Manager performs Fund

--------------------------------------------------------------------------------
               HERITAGE CASH TRUST -- MUNICIPAL MONEY MARKET FUND
                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)
                                  (CONTINUED)
--------------------------------------------------------------------------------

        accounting services for the Fund and charged $26,209 during the six month period, of which $8,400 was payable as of February 28, 1999.

        Pursuant to a plan adopted in accordance with Rule 12b-1 of the Investment Company Act of 1940, as amended, the Fund pays Raymond James & Associates, Inc. (the "Distributor") a fee equal to 0.15% of average daily net assets for the services it provides in connection with the promotion and distribution of Fund shares. Such fee is accrued daily and payable monthly. The amount payable to the Distributor as of February 28, 1999 was $68,353. The Manager, Distributor, Fund Accountant and Shareholder Servicing Agent are all wholly owned subsidiaries of Raymond James Financial, Inc.

        Trustees of the Trust also serve as Trustees for Heritage Capital Appreciation Trust, Heritage Income-Growth Trust, Heritage Income Trust, Heritage Series Trust and Heritage U.S. Government Income Fund, investment companies that are also advised by the Manager or its affiliates (collectively referred to as the Heritage Mutual Funds). Each Trustee of the Heritage Mutual Funds who is not an employee of the Manager or an employee of an affiliate of the Manager receives an annual fee of $8,666 and an additional fee of $3,250 for each combined quarterly meeting of the Heritage Mutual Funds attended. Trustees' fees and expenses are paid equally by each of the Heritage Mutual Funds.

Note 5: FEDERAL INCOME TAXES. As of August 31, 1998, the Fund has net tax basis capital loss carryforwards of $66,376, in the aggregate. Capital loss carryforwards in the amount of $17,824, $2,029, and $46,523 may be applied to any net taxable gains until their expiration dates in 2001, 2003, and 2004, respectively.

HERITAGE CASH TRUST-MUNICIPAL MONEY MARKET FUND is a member of the Heritage family of mutual funds. Other investment alternatives available to you from Heritage include:

         [ ]   HERITAGE CASH TRUST
                    MONEY MARKET FUND
         [ ]   HERITAGE CAPITAL APPRECIATION TRUST
         [ ]   HERITAGE INCOME-GROWTH TRUST
         [ ]   HERITAGE INCOME TRUST
                    HIGH YIELD BOND FUND
                    INTERMEDIATE GOVERNMENT FUND
         [ ]   HERITAGE SERIES TRUST
                    AGGRESSIVE GROWTH FUND
                    EAGLE INTERNATIONAL EQUITY PORTFOLIO
                    GROWTH EQUITY FUND
                    MID CAP GROWTH FUND
                    SMALL CAP STOCK FUND
                    VALUE EQUITY FUND
         [ ]   HERITAGE U.S. GOVERNMENT INCOME FUND
                    (A CLOSED-END FUND THAT TRADES ON THE
                      NEW YORK STOCK EXCHANGE)

We are pleased that many of you are also investors in these funds. For information and a prospectus for any of these mutual funds, please contact your financial advisor. Please read the Prospectus carefully before you invest in any of the funds.

[HERITAGE LOGO]

Heritage Cash Trust - Municipal Money Market Fund
P.O. Box 33022
St. Petersburg, FL 33733

Address Service Requested

HERITAGE FAMILY OF FUNDS (TM)

From Our Family to Yours:
The Intelligent Creation of Wealth

HERITAGE MONEY MARKET FUNDS
Cash Trust Money Market
Cash Trust Municipal Money Market

HERITAGE BOND FUNDS
High Yield
Intermediate Government

HERITAGE STOCK FUNDS
Aggressive Growth
Capital Appreciation
Growth Equity
Income-Growth
International
Mid Cap
Small Cap
Value Equity

This report is for the information of shareholders of Heritage Cash Trust - Municipal Money Market Fund. It may also be used as sales literature when preceded or accompanied by a prospectus.

15M 2/99  [recycled logo]  Printed on recycled paper AR53715MU